UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4316

                                Midas Fund, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                 New York, NY                                     10005
     (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments

                                MIDAS FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

            Shares     COMMON STOCKS AND WARRANTS (108.15%)                                                  Value
-----------------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS (107.71%)

                       MAJOR PRECIOUS METALS PRODUCERS (17.94%)
            32,800     Anglo Platinum Ltd.                                                              $  4,958,427
           216,000     Goldcorp Inc.                                                                       6,600,960
           500,000     Gold Fields Ltd. (b)                                                                9,045,000
           250,000     Impala Platinum Holdings Ltd.                                                       8,699,687
           500,000     Kinross Gold Corp. (a)                                                              7,490,000
            52,986     Polyus Gold  (b)                                                                    2,304,891
                                                                                                           ---------
                                                                                                          39,098,965

                       INTERMEDIATE PRECIOUS METALS PRODUCERS (36.65%)
           300,000     Agnico-Eagle Mines Ltd.                                                            14,940,000
           400,000     Gammon Gold, Inc. (a)                                                               4,736,000
         1,000,000     Golden Star Resources Ltd. (a)                                                      4,050,000
           550,000     Hochschild Mining PLC                                                               4,247,148
           750,000     IAMGold                                                                             6,502,500
            97,000     Lihir Gold Ltd. (b)                                                                 3,494,910
         2,723,333     Lihir Gold Limited (a)                                                              9,812,169
           200,000     Meridian Gold Inc. (a)                                                              6,620,000
           300,000     Pan American Silver Corp. (a)                                                       8,670,000
           400,000     Randgold Resources Limited (b)                                                     13,296,000
           300,000     Yamana Gold, Inc.                                                                   3,534,000
                                                                                                           ---------
                                                                                                          79,902,727


                       JUNIOR PRECIOUS METALS PRODUCERS (15.71%)
         1,250,000     Eldorado Gold Corp. (a)                                                             7,562,500
         1,964,500     Golden Cycle Gold Corp. (a)(c)                                                     16,010,675
           407,675     Jaguar Mining, Inc. (a)                                                             3,591,617
           150,000     Silvercorp Metals, Inc.                                                             3,126,225
           600,000     Sino Gold Ltd. (a)                                                                  3,958,407
                                                                                                           ---------
                                                                                                          34,249,424


                       EXPLORATION AND PROJECT DEVELOPMENT COMPANIES (21.12%)
           800,000     Aurelian Resources, Inc. (a)                                                        5,985,710
           500,000     Bear Creek Mining Corp. (a)                                                         3,619,364
           500,000     Comaplex Minerals Corp. (a)                                                         2,689,443
           350,000     Detour Gold Corp.(a)                                                                2,701,520
         1,400,000     Dia Bras Exploration Inc. (a)                                                       1,393,000
           600,000     Gabriel Resources Ltd. (a)                                                          1,536,681
           600,000     Great Basin Gold Ltd. (a)                                                           1,806,000
           180,000     Guyana Goldfields (a)                                                               1,802,355
         1,000,000     Metallica Resources, Inc. (a)                                                       4,440,000
           300,000     Minefinders Corporation Ltd. (a)                                                    3,201,000
         1,600,000     Miramar Mining Corp. (a)                                                            7,584,000
            90,000     New Gold, Inc. (a)                                                                    550,800
           450,000     NovaGold Resources Inc. (a)                                                         7,438,110
         1,400,000     Olympus Pacific Minerals, Inc. (a)                                                    803,059
           550,000     Silver Eagle Mines Inc.(a)                                                            500,906
                                                                                                             -------
                                                                                                          46,051,948

                       OTHER NATURAL RESOURCES COMPANIES (16.29%)
           154,700     Anglo American PLC (b)                                                              5,174,715
            30,100     BHP Billiton Ltd. (b)                                                               2,365,860
           894,000     Brilliant Mining Corp. (a)                                                          1,596,911
           269,900     Endeavour Mining Capital Corp.                                                      2,607,466
         1,300,000     Equinox Minerals Ltd. (a)                                                           5,442,286
         6,200,000     Farallon Resources Ltd. (a)                                                         3,961,960
            56,000     Freeport McMoRan Copper & Gold, Inc.                                                5,873,840
           725,000     Mercator Minerals Ltd. (a)                                                          6,095,778
            50,000     Teck Cominco Ltd.                                                                   2,385,500
                                                                                                           ---------
                                                                                                          35,504,316
                                                                                                          ----------

                       TOTAL COMMON STOCKS (COST:  $174,390,545)                                         234,807,380
                                                                                                         -----------


                       WARRANTS (.44%)
           300,000     Great Basin Gold Ltd., expiring 4/19/09 (a)                                           223,500
           100,000     IAMGOLD Corp., expiring 8/12/2008 (a)                                                 101,137
           100,000     Kinross Gold Corp., expiring 9/7/2011 (a)                                             239,006
            50,000     New Gold, Inc., expiring 2/23/2008 (a)                                                  6,290
            84,375     Yamana Gold Inc., expiring 11/20/2008 (a)                                             393,557
                                                                                                             -------

                       Total Warrants (cost: $129,310)                                                       963,490
                                                                                                             -------


                       Total Investments (cost: $174,519,855) (108.15%)                                  235,770,870

                       Liabilities in excess of other assets (-8.15%)                                    (17,762,649)
                                                                                                         -----------

                       Net Assets (100.00%)                                                            $ 218,008,221
                                                                                                       =============

                       (a) Non-income producing.
                       (b) American Depositary Receipt.
                       (c) Affiliated company.

NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a national securities exchange, unless over-the-counter quotations for such securities are believed to more closely reflect their fair value, are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $174,519,855 and net unrealized appreciation is $61,251,015, comprised of aggregate gross unrealized appreciation and depreciation of $67,072,243, and $5,821,228, respectively.

AFFILIATED ISSUER
The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the nine months ended September 30, 2007 were as follows:

                                                 NUMBER OF SHARES HELD
                               -----------------------------------------------------------      VALUE                    REALIZED
                               DECEMBER 31,      GROSS         GROSS       SEPTEMBER 30,     SEPTEMBER 30,    DIVIDEND    GAINS/
NAME OF ISSUER                     2006        ADDITIONS    REDUCTIONS         2007              2007          INCOME    (LOSSES)
-----------------------------------------------------------------------------------------------------------------------------------
Golden Cycle Gold Corp.         1,964,500          -             -           1,964,500      $ 16,010,675     $    -       $ -
Midas Dollar Reserves, Inc.         -            7,076         7,076              -         $          -     $    1       $ -

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: November 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: November 20, 2007

By: /s/ Thomas O'Malley
    ----------------------------------------
    Thomas O'Malley, Chief Financial Officer

Date: November 20, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Midas Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 20, 2007         /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Midas Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 20, 2007         /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer